Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

April 30, 2019

Dates Covered
Collections Period	04/01/19 - 04/30/19
Interest Accrual Period	04/15/19 - 05/14/19
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/19	878,211,926.27	36,051
Yield Supplement Overcollateralization Amount 03/31/19	55,154,432.55	0
Receivables Balance 03/31/19	933,366,358.82	36,051
Principal Payments	25,760,512.42	439
Defaulted Receivables	1,279,943.27	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/19	52,835,345.53	0
Pool Balance at 04/30/19	853,490,557.60	35,561

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.25%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	4,784,920.94	173
Past Due 61-90 days	1,050,764.09	43
Past Due 91-120 days	229,053.70	18
Past Due 121+ days	0.00	0
Total	6,064,738.73	234

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	907,687.47
Aggregate Net Losses/(Gains) - April 2019	372,255.80
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.48%
Prior Net Losses Ratio	0.76%
Second Prior Net Losses Ratio	0.72%
Third Prior Net Losses Ratio	1.29%
Four Month Average	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	9,815,141.41
Actual Overcollateralization	9,815,141.41
Weighted Average APR	4.21%
Weighted Average APR, Yield Adjusted	6.83%
Weighted Average Remaining Term	60.09

Flow of Funds	$ Amount

Collections	29,968,800.14
Investment Earnings on Cash Accounts	12,965.72
Servicing Fee	(777,805.30)
Transfer to Collection Account	-
Available Funds	29,203,960.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,156,552.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	14,621,931.52
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,815,141.41
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,464,077.06

Total Distributions of Available Funds	29,203,960.56

Servicing Fee	777,805.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 04/15/19	868,112,489.12
Principal Paid	24,437,072.93
Note Balance @ 05/15/19	843,675,416.19

Class A-1
Note Balance @ 04/15/19	1,882,489.12
Principal Paid	1,882,489.12
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2a
Note Balance @ 04/15/19	322,000,000.00
Principal Paid	18,526,979.56
Note Balance @ 05/15/19	303,473,020.44
Note Factor @ 05/15/19	94.2462796%

Class A-2b
Note Balance @ 04/15/19	70,000,000.00
Principal Paid	4,027,604.25
Note Balance @ 05/15/19	65,972,395.75
Note Factor @ 05/15/19	94.2462796%

Class A-3
Note Balance @ 04/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	351,000,000.00
Note Factor @ 05/15/19	100.0000000%

Class A-4
Note Balance @ 04/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	76,260,000.00
Note Factor @ 05/15/19	100.0000000%

Class B
Note Balance @ 04/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	31,320,000.00
Note Factor @ 05/15/19	100.0000000%

Class C
Note Balance @ 04/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	15,650,000.00
Note Factor @ 05/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,302,810.57
Total Principal Paid	24,437,072.93
Total Paid	26,739,883.50

Class A-1
Coupon	2.44054%
Interest Paid	3,828.57
Principal Paid	1,882,489.12
Total Paid to A-1 Holders	1,886,317.69

Class A-2a
Coupon	3.01000%
Interest Paid	807,683.33
Principal Paid	18,526,979.56
Total Paid to A-2a Holders	19,334,662.89

Class A-2b
One-Month Libor	2.47263%
Coupon	2.61263%
Interest Paid	152,403.42
Principal Paid	4,027,604.25
Total Paid to A-2b Holders	4,180,007.67

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.2116253
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4694284
Total Distribution Amount	25.6810537

A-1 Interest Distribution Amount	0.0218775
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	10.7570807
Total A-1 Distribution Amount	10.7789582

A-2a Interest Distribution Amount	2.5083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	57.5372036
Total A-2a Distribution Amount	60.0455369

A-2b Interest Distribution Amount	2.1771917
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	57.5372036
Total A-2b Distribution Amount	59.7143953

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	598.35
Noteholders' Principal Distributable Amount	401.65

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/19	2,609,619.51
Investment Earnings	5,045.22
Investment Earnings Paid	(5,045.22)
Deposit/(Withdrawal)	-
Balance as of 05/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51